Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended	93 Months Ended	105 Months Ended	117 Months Ended
	Apr. 07, 2016	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000166588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Protective Life Dynamic Allocation Series - Conservative Portfolio
Accumulated Value	$ 10,000	$ 10,280		$ 11,551	$ 11,321	$ 12,449	$ 12,885	$ 14,009	$ 11,670	$ 13,005	$ 13,941	$ 15,497
C000166589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Protective Life Dynamic Allocation Series - Moderate Portfolio
Accumulated Value	10,000	10,430		12,038	11,753	12,996	13,257	14,890	12,270	13,930	15,211	17,143
C000166590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Protective Life Dynamic Allocation Series - Growth Portfolio
Accumulated Value	10,000	10,720		13,166	12,686	14,208	13,903	16,793	13,507	15,984	18,245	21,166
MSCI All Country World Index S M S000052998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World IndexSM
Accumulated Value	10,000	10,948		13,573	12,295	15,565	18,095	21,450	17,511	21,399	25,141	30,757
MSCI All Country World Index S M S000052999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World IndexSM
Accumulated Value	10,000	10,948		13,573	12,295	15,565	18,095	21,450	17,511	21,399	25,141	30,757
MSCI All Country World Index S M S000053000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World IndexSM
Accumulated Value	10,000	10,948		13,573	12,295	15,565	18,095	21,450	17,511	21,399	25,141	30,757
Protective Life Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Protective Life Conservative Allocation Index
Accumulated Value	10,000	10,425		11,817	11,277	13,263	14,940	16,163	13,661	15,532	16,952	19,445
Protective Life Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Protective Life Moderate Allocation Index
Accumulated Value	$ 10,000	$ 10,581		$ 12,321	$ 11,582	$ 13,934	$ 15,870	$ 17,652	$ 14,774	$ 17,169	$ 19,160	$ 22,413